UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

GOLDMAN SACHS ILA PRIME OBLIGATIONS PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations—33.1%
Asset-Backed
Ciesco LLC
$5,000,000	3.59%	10/24/2005	$4,988,532
Clipper Receivables Co. LLC
10,000,000	3.74	11/18/2005	9,950,133
CRC Funding LLC
10,000,000	3.74	11/22/2005	9,945,978
Curzon Funding LLC
5,000,000	3.90	12/22/2005	4,955,583
Edison Asset Securitization Corp.
5,000,000	3.69	12/06/2005	4,966,175
5,000,000	3.72	01/17/2006	4,944,200
Falcon Asset Securitization Corp.
10,000,000	3.47	10/11/2005	9,990,361
FCAR Owner Trust Series I
10,000,000	3.72	12/07/2005	9,930,767
10,000,000	3.85	12/15/2005	9,919,792
Fountain Square Commercial Funding Corp.
10,000,000	3.51	10/17/2005	9,984,400
5,000,000	3.93	12/22/2005	4,955,242
Govco, Inc.
5,000,000	3.53	10/11/2005	4,995,097
5,000,000	3.72	11/18/2005	4,975,200
Jupiter Securitization Corp.
10,000,000	3.69	11/14/2005	9,954,900
Kittyhawk Funding Corp.
5,000,000	3.57	10/27/2005	4,987,108
Park Granada LLC
5,000,000	3.91	10/03/2005	4,998,914
10,000,000	3.81	10/31/2005	9,968,250
Commercial Banks
Bank of America Corp.
3,000,000	3.92	03/01/2006	2,950,673
5,000,000	4.22	08/30/2006	5,000,000
Savings Institutions
World Savings Bank FSB
15,000,000	3.54	10/17/2005	15,000,000
Security and Commodity Brokers, Dealers and Services
Bear Stearns Cos., Inc.
15,000,000	3.92	10/03/2005	14,996,733
Morgan Stanley
5,000,000	3.86	11/09/2005	4,979,092

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$167,337,130

Certificates of Deposit—8.1%
Bank of New York
$3,000,000	3.70%	05/10/2006	$3,000,000
Marshall & Ilsley Bank
4,000,000	3.77	06/19/2006	4,000,000
National City Bank of Indiana
7,000,000	3.77	03/29/2006	7,000,168

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit (continued)
Regions Bank
$10,000,000	3.36%	10/31/2005	$10,000,000
Suntrust Bank
15,000,000	3.35	10/24/2005	15,000,000
Wells Fargo Bank
2,000,000	4.08	07/31/2006	2,000,000

TOTAL CERTIFICATES OF DEPOSIT			$41,000,168

Master Demand Note—2.0%
Bank of America Securities LLC
$10,000,000	4.02%	11/02/2005	$10,000,000

U.S. Government Agency Obligations(a)—15.8%
Federal Home Loan Bank
$5,000,000	3.41%	10/03/2005	$4,999,986
5,000,000	3.59	11/02/2005	4,997,829
10,000,000	3.67	11/16/2005	9,995,963
Federal Home Loan Mortgage Corp.
5,000,000	3.51	10/07/2005	5,000,000
5,000,000	3.70	11/07/2005	5,000,000
Federal National Mortgage Association
5,000,000	3.57	10/07/2005	4,996,608
15,000,000	3.73	10/29/2005	14,997,845
15,000,000	3.62	11/06/2005	14,996,060
5,000,000	3.72	11/22/2005	4,998,079
10,000,000	3.65	12/07/2005	9,993,079

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$79,975,449

Variable Rate Obligations(a)—14.5%
American Express Centurion Bank
$5,000,000	3.80%	10/28/2005	$5,000,000
First Union National Bank
5,000,000	4.14	10/17/2005	5,008,348
General Electric Capital Corp.
5,000,000	3.80	10/11/2005	5,000,000
Monumental Life Insurance Co.(b)
20,000,000	3.84	11/01/2005	20,000,000
Morgan Stanley
5,000,000	3.67	10/04/2005	5,000,000
Suntrust Bank
5,000,000	3.79	10/27/2005	5,000,000
Wachovia Asset Securitization, Inc.(b)
12,977,283	3.82	10/25/2005	12,977,283
Wells Fargo & Co.
15,000,000	3.86	12/05/2005	15,008,087

TOTAL VARIABLE RATE OBLIGATIONS			$72,993,718

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$371,306,465

GOLDMAN SACHS ILA PRIME OBLIGATIONS PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(c)—26.3%
Citigroup Global Markets, Inc.
$5,000,000	3.99%	10/03/2005	$5,000,000.00
Maturity Value: $5,001,663
5,000,000	4.04	10/03/2005	5,000,000.00
Maturity Value: $5,001,683
Repurchase Agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $10,000,000, are collateralized by various corporate issues, 0.78% to 8.48%, due 11/30/2019 to 02/15/2038. The aggregate market value, including accrued interest, was $10,499,986.
Deutsche Bank Securities, Inc.
10,000,000	3.65	10/31/2005	10,000,000
Maturity Value: $10,091,250
Dated: 08/02/2005
Collateralized by U.S. Treasury Principal-Only Stripped Security, 0.00%, due 08/15/2009. The market value of the collateral, including accrued interest, was $10,200,620.
Joint Repurchase Agreement Account II
112,800,000	3.89	10/03/2005	112,800,000
Maturity Value: $112,836,594

TOTAL REPURCHASE AGREEMENT			$132,800,000

TOTAL INVESTMENTS—99.8%			$504,106,465

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on the LIBOR rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2005, these securities amounted to $32,977,283 or approximately 6.5% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 30, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

GOLDMAN SACHS ILA PRIME OBLIGATIONS PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for the U.S. federal income tax purposes.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $112,800,000.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% , due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ILA MONEY MARKET PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations—34.4%
Asset-Backed
Altius I Funding Corp.
$30,000,000	3.82%	11/22/2005	$29,834,467
Amstel Funding Corp.
23,086,000	3.74	11/22/2005	22,961,284
Clipper Receivables Co. LLC
22,111,000	3.74	11/18/2005	22,000,740
Davis Square Funding III (Delaware) Corp.
20,000,000	3.84	10/31/2005	19,936,000
Davis Square Funding IV (Delaware) Corp.
20,000,000	3.85	10/31/2005	19,935,833
Gemini Securitization Corp.
25,000,000	3.47	10/05/2005	24,990,361
Grampian Funding Ltd.
35,000,000	3.73	11/21/2005	34,815,054
28,000,000	3.91	12/28/2005	27,732,382
8,000,000	3.75	01/13/2006	7,913,333
Newport Funding Corp.
25,000,000	3.56	10/20/2005	24,953,094
Nieuw Amsterdam Receivables Corp.
12,296,000	3.57	10/24/2005	12,267,955
North Sea Funding LLC
36,626,000	3.72	11/15/2005	36,455,689
Sierra Madre Funding Ltd.
20,000,000	3.84	10/31/2005	19,936,000
Thames Asset Global Securitisation
25,000,000	3.50	10/13/2005	24,970,833
40,000,000	3.72	12/07/2005	39,723,067
Thunder Bay Funding, Inc.
39,508,000	3.51	10/13/2005	39,461,776
25,000,000	3.56	10/24/2005	24,943,139
Commercial Banks
Bank of America Corp.
25,000,000	3.92	03/01/2006	24,588,945
Deutsche Bank AG
40,000,000	3.55	10/21/2005	39,921,111
Financial Services
Solitaire Funding LLC
50,000,000	3.71	11/16/2005	49,762,972
Savings Institutions
Alliance & Leicester PLC
25,000,000	3.71	11/16/2005	24,881,486
Security and Commodity Brokers, Dealers and Services
Bear Stearns Cos., Inc.
56,000,000	3.92	10/03/2005	55,987,805

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$627,973,326

Certificates of Deposit—4.6%
First Tennessee Bank NA
$75,000,000	3.63%	10/11/2005	$75,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit (continued)
Toronto-Dominion Bank
$10,000,000	3.75%	06/01/2006	$10,000,163

TOTAL CERTIFICATES OF DEPOSIT			$85,000,163

Certificates of Deposit-Eurodollar—5.5%
Alliance & Leicester PLC
$15,000,000	2.51%	10/12/2005	$15,000,022
10,000,000	3.79	03/29/2006	10,000,000
Calyon
5,000,000	3.41	03/21/2006	5,000,000
5,000,000	3.78	03/29/2006	5,000,000
Credit Agricole SA
25,000,000	3.87	03/09/2006	25,000,000
Deutsche Bank AG
15,000,000	3.96	12/28/2005	14,998,899
National Australia Bank Ltd.
15,000,000	2.52	11/08/2005	15,000,000
Societe Generale
10,000,000	3.00	12/21/2005	10,000,000

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$99,998,921

Certificates of Deposit-Yankeedollar—3.5%
Credit Suisse First Boston, Inc.
$30,000,000	3.53%	10/14/2005	$30,000,000
Deutsche Bank AG
10,000,000	4.10	07/31/2006	10,000,000
Fortis Bank
5,000,000	3.70	05/10/2006	4,999,852
Royal Bank of Canada
9,000,000	4.25	08/31/2006	9,000,000
Toronto-Dominion Bank
5,000,000	3.70	05/10/2006	5,000,000
Toronto-Dominion Bank
5,000,000	2.72	11/14/2005	4,999,940

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$63,999,792

Master Demand Note—1.4%
Bank of America Securities LLC
$25,000,000	4.02%	11/02/2005	$25,000,000
U.S. Government Agency Obligations(a)—8.8%
Federal Home Loan Bank
$20,000,000	3.59%	11/02/2005	$19,991,314
Federal Home Loan Mortgage Corp.
20,000,000	3.51	10/07/2005	20,000,000
Federal National Mortgage Association
30,000,000	3.39	10/03/2005	29,999,893
35,000,000	3.73	10/29/2005	34,994,972
30,000,000	3.72	11/22/2005	29,988,475

GOLDMAN SACHS ILA MONEY MARKET PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Agency Obligations (continued)
Federal National Mortgage Association
$25,000,000	3.65%	12/07/2005	$24,982,698

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$159,957,352

Variable Rate Obligations(a)—21.1%
Australia and New Zealand Banking Group Ltd.
$4,000,000	3.81%	10/24/2005	$4,000,000
Barclays Bank PLC
10,000,000	3.75	10/21/2005	9,998,745
BellSouth Telecommunications, Inc.
50,000,000	3.82	12/05/2005	50,000,000
BNP Paribas SA
70,000,000	3.73	10/19/2005	69,988,789
Caixa Geral De Depositos SA
20,000,000	3.83	12/19/2005	19,997,904
Commonwealth Bank of Australia
2,000,000	3.80	10/24/2005	2,000,000
Credit Suisse First Boston, Inc.
35,000,000	3.93	12/28/2005	35,000,000
Fairway Finance Corp.
5,000,000	3.75	10/20/2005	4,999,974
General Electric Capital Corp.
15,000,000	3.80	10/11/2005	15,000,000
HBOS Treasury Services PLC
30,000,000	3.69	10/11/2005	29,999,589
25,000,000	3.87	11/21/2005	25,000,000
Merrill Lynch & Co., Inc.
40,000,000	3.84	10/21/2005	40,073,382
Monumental Life Insurance Co.(b)
25,000,000	3.84	11/01/2005	25,000,000
New York Life Insurance Co.(b)
10,000,000	3.57	11/25/2005	10,000,000
25,000,000	3.53	01/01/2006	25,000,000
Unicredito Italiano SPA
10,000,000	3.74	12/09/2005	9,999,192
10,000,000	3.96	12/30/2005	9,997,408

TOTAL VARIABLE RATE OBLIGATIONS			$386,054,983

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$1,447,984,537

Repurchase Agreements(c)—20.5%
Citigroup Global Markets, Inc.
$20,000,000	4.04%	10/03/2005	$20,000,000
Maturity Value: $20,006,733
Collateralized by a portion of various corporate issues, 0.78% to 8.48%, due 11/30/2019 to 02/15/2038. The aggregate market value of the collateral, including accrued interest, was $40,645,574.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements (continued)
Citigroup Global Markets, Inc.
$20,000,000	3.99%	10/03/2005	$20,000,000
Maturity Value: $20,006,650
Collateralized by a portion of various corporate issues, 0.78% to 8.48%, due 11/30/2019 to 02/15/2038. The aggregate market value of the collateral, including accrued interest, was $40,645,574.
Deutsche Bank Securities, Inc.
50,000,000	3.65	10/31/2005	50,000,000
Maturity Value: $50,456,250
Dated: 08/02/2005
Collateralized by Federal Home Loan Mortgage Corp., 5.00% to 6.00%, due 07/01/2019 to 05/01/2034 and Federal National Mortgage Association, 4.50% to 7.50%, due 06/01/2019 to 07/01/2035. The aggregate market value of the collateral, including accrued interest, was $51,499,993.
Joint Repurchase Agreement Account II
283,900,000	3.89	10/03/2005	283,900,000
Maturity Value: $283,992,102

TOTAL REPURCHASE AGREEMENTS			$373,900,000

TOTAL INVESTMENTS—99.8%			$1,821,884,537

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on the LIBOR rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2005, these securities amounted to $60,000,000 or approximately 3.4% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 30, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

GOLDMAN SACHS ILA MONEY MARKET PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for the U.S. federal income tax purposes.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $283,900,000.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% , due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ILA GOVERNMENT PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations—42.2%
Federal Home Loan Bank(a)
$2,000,000	3.70%		10/21/2005	$1,998,943
5,000,000	3.59		11/02/2005	4,997,519
1,000,000	3.91		01/04/2006	999,450
Federal Home Loan Mortgage Corp.
10,000,000	3.51	%(a)	10/07/2005	10,000,000
750,000	3.58		03/17/2006	737,562
Federal National Mortgage Association
2,000,000	3.57	%(a)	10/07/2005	1,998,643
5,000,000	3.58	%(a)	10/07/2005	4,999,152
2,000,000	3.73	%(a)	10/29/2005	1,999,713
1,000,000	3.28		11/02/2005	997,084
2,000,000	3.57		11/02/2005	1,993,653
8,800,000	3.72	%(a)	11/22/2005	8,796,437
2,000,000	3.65	%(a)	12/07/2005	1,998,616
2,000,000	3.79	%(a)	12/22/2005	1,998,552
1,000,000	3.15		02/06/2006	999,914
1,000,000	2.50		06/15/2006	991,604

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$45,506,842

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$45,506,842

Repurchase Agreements(b)—58.6%
Bank of America Securities LLC
$2,000,000	3.72%		12/13/2005	$2,000,000
Maturity Value: $2,019,840
Dated: 09/08/2005
Collateralized by Federal National Mortgage Association, 5.50%, due 06/01/2015. The aggregate market value of the collateral, including accrued interest, was $2,059,999.
1,000,000	3.72		11/15/2005	1,000,000
Maturity Value: $1,009,300
Dated: 08/17/2005
Collateralized by Federal National Mortgage Association, 5.50%, due 06/01/2015. The aggregate market value of the collateral, including accrued interest, was $1,029,999.
Deutsche Bank Securities, Inc.
2,000,000	3.65		10/31/2005	2,000,000.00
Maturity Value: $2,018,250
Dated: 08/02/2005
2,000,000	3.88		11/28/2005	2,000,000
Maturity Value: $2,012,933
Dated: 09/29/2005
Repurchase Agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $4,000,000, are collateralized by Federal National Mortgage Association, 5.50% to 6.50%, due 08/01/2019 to 09/01/2028. The aggregate market value, including accrued interest, was $4,119,998.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements (continued)
Joint Repurchase Agreement Account II
45,300,000	3.89	10/03/2005	45,300,000
Maturity Value: $45,314,696
UBS Securities LLC
1,000,000	3.79	11/01/2005	1,000,000
Maturity Value: $1,003,474
Dated: 09/29/2005
Collateralized by Federal Home Loan Mortgage Corp., 5.50%, due 09/01/2035 and Federal National Mortgage Association, 5.00%, due 06/01/2018. The aggregate market value of the collateral, including accrued interest, was $1,020,351.
1,000,000	3.95	12/27/2005	1,000,000
Maturity Value: $1,009,875
Dated: 09/28/2005
Collateralized by Federal Home Loan Mortgage Corp., 5.50%, due 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $1,018,954.
6,000,000	3.74	12/13/2005	6,000,000
Maturity Value: $6,059,840
Dated: 09/08/2005
Collateralized by Federal Home Loan Mortgage Corp., 4.50%, due 05/01/2034 and Federal National Mortgage Association, 4.00% to 9.50%, due 07/01/2018 to 07/01/2035. The aggregate market value of the collateral, including accrued interest, was $6,097,652.
2,000,000	3.77	11/29/2005	2,000,000
Maturity Value: $2,018,641
Dated: 09/01/2005
Collateralized by Federal National Mortgage Association, 5.00% to 7.50%, due 04/01/2013 to 05/01/2032. The aggregate market value of the collateral, including accrued interest, was $2,045,068.

GOLDMAN SACHS ILA GOVERNMENT PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements (continued)
UBS Securities LLC
$1,000,000	3.72%	11/16/2005	$1,000,000
Maturity Value: $1,009,507
Dated: 08/16/2005
Collateralized by Federal National Mortgage Association, 6.00%, due 04/01/2035. The aggregate market value of the collateral, including accrued interest, was $1,022,194.

TOTAL REPURCHASE AGREEMENTS			$63,300,000

TOTAL INVESTMENTS—100.8%			$108,806,842

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on the LIBOR rate.

(b) Unless noted, all repurchase agreements were entered into on September 30, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

GOLDMAN SACHS ILA GOVERNMENT PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for the U.S. federal income tax purposes.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $45,300,000.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% , due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ILA TREASURY OBLIGATIONS PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations—2.9%
United States Treasury Notes
$5,000,000	1.50%	03/31/2006	$4,951,534
10,000,000	2.00	05/15/2006	9,913,385
10,000,000	2.50	05/31/2006	9,934,098

TOTAL U.S. TREASURY OBLIGATIONS			$24,799,017

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$24,799,017

Repurchase Agreements(a)—97.3%
Bank of America Securities LLC
$25,000,000	3.66%	12/13/2005	$25,000,000
Maturity Value: $25,246,542
Dated: 09/07/2005
Collateralized by U.S. Treasury Notes, 1.50%, due 03/31/2006. The aggregate market value of the collateral, including accrued interest, was $25,500,588.
Joint Repurchase Agreement Account I
739,500,000	3.32	10/03/2005	739,500,000
Maturity Value: $739,704,780
Lehman Brothers Holdings, Inc.
43,900,000	3.35	10/03/2005	43,900,000
Maturity Value: $43,912,255
Collateralized by U.S. Treasury Notes, 2.00% to 9.38%, due 01/15/2005 to 08/15/2011. The aggregate market value of the collateral, including accrued interest, was $44,738,455.
UBS Securities LLC
25,000,000	3.37	10/03/2005	25,000,000
Maturity Value: $25,007,021
Collateralized by U.S. Treasury Notes, 4.00%, due 02/15/2014. The aggregate market value of the collateral, including accrued interest, was $25,418,048.

TOTAL REPURCHASE AGREEMENTS			$833,400,000

TOTAL INVESTMENTS—100.2%			$858,199,017

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on September 30, 2005.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

GOLDMAN SACHS ILA TREASURY OBLIGATIONS PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for the U.S. federal income tax purposes.

JOINT REPURCHASE AGREEMENT ACCOUNT I — At September 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $739,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,400,000,000	3.30%	10/03/2005	$1,400,384,999

Banc of America Securities LLC	400,000,000	3.30	10/03/2005	400,110,000

Bear Stearns & Co.	550,000,000	3.20	10/03/2005	550,146,667

Deutsche Bank Securities, Inc.	250,000,000	3.32	10/03/2005	250,069,167

J.P. Morgan Securities, Inc.	500,000,000	3.30	10/03/2005	500,137,500

Morgan Stanley & Co.	300,000,000	3.25	10/03/2005	300,081,250

Morgan Stanley & Co.	1,100,600,000	3.35	10/03/2005	1,100,907,251

UBS Securities LLC	1,200,000,000	3.42	10/03/2005	1,200,342,000

TOTAL	$5,700,600,000			$5,702,178,834

At September 30, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 01/15/2006 to 02/23/2006; U.S. Treasury Bonds, 10.37% to 13.25%, due 11/15/2005 to 08/15/2015; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 02/23/2006 to 01/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2006 to 02/15/2015; U.S. Treasury Notes, 0.00% to 6.87%, due 10/31/2005 to 02/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 9.37%, due 01/15/2006 to 08/15/2015. The aggregate market value of the collateral, including accrued interest, was $5,814,635,211.

Other information regarding the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ILA TREASURY INSTRUMENTS PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations—100.1%
United States Treasury Bills
$20,600,000	3.22%	10/13/2005	$20,577,889
1,600,000	3.09	10/20/2005	1,597,391
300,000	3.10	10/20/2005	299,509
70,000,000	3.21	10/20/2005	69,881,408
69,500,000	3.23	10/20/2005	69,381,705
1,100,000	3.00	10/27/2005	1,097,617
60,000,000	3.10	10/27/2005	59,865,667
75,000,000	3.11	10/27/2005	74,831,542
1,200,000	3.05	11/03/2005	1,196,645
36,000,000	3.22	11/17/2005	35,848,660
25,000,000	3.36	12/15/2005	24,825,000
35,000,000	3.37	12/15/2005	34,754,636
27,000,000	3.38	12/15/2005	26,809,875
50,000,000	3.40	12/15/2005	49,646,354
22,300,000	3.44	12/15/2005	22,140,183
12,000,000	3.45	12/29/2005	11,897,650
United States Treasury Notes
35,000,000	5.88	11/15/2005	35,107,956
35,000,000	1.88	11/30/2005	34,917,969

TOTAL U.S. TREASURY OBLIGATIONS			$574,677,656

TOTAL INVESTMENTS—100.1%			$574,677,656

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

GOLDMAN SACHS ILA TREASURY INSTRUMENTS PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for the U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ILA FEDERAL PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations—100.9%
Federal Farm Credit Bank(a)
$25,000,000	3.58	%(a)	10/01/2005	$24,992,710
55,000,000	3.59	(a)	10/01/2005	54,995,826
90,000,000	3.18		10/03/2005	89,984,100
60,000,000	3.60		10/03/2005	59,988,000
30,000,000	3.62	(a)	10/03/2005	29,998,288
18,000,000	3.75	(a)	10/03/2005	17,999,980
40,000,000	3.77	(a)	10/03/2005	39,994,619
5,000,000	3.62	(a)	10/04/2005	4,999,986
30,000,000	3.64	(a)	10/04/2005	29,995,534
9,000,000	3.46		10/05/2005	8,996,540
50,000,000	3.64	(a)	10/11/2005	50,000,000
20,000,000	3.65	(a)	10/12/2005	19,998,818
10,000,000	3.56		10/14/2005	9,987,145
20,000,000	3.58		10/17/2005	19,968,178
12,500,000	3.67	(a)	10/17/2005	12,498,100
25,000,000	3.70	(a)	10/17/2005	24,998,855
20,000,000	3.61		10/19/2005	19,963,900
12,500,000	3.70	(a)	10/20/2005	12,498,193
10,000,000	3.61		10/21/2005	9,979,944
40,000,000	3.74	(a)	10/22/2005	39,993,796
4,000,000	3.72	(a)	10/23/2005	3,998,990
25,000,000	3.59	(a)	11/01/2005	24,995,929
25,000,000	3.62	(a)	11/01/2005	24,999,765
10,000,000	2.99		01/11/2006	9,983,738
Federal Home Loan Bank
30,000,000	3.41	(a)	10/03/2005	29,999,917
30,000,000	3.49		10/03/2005	29,994,183
80,000,000	3.41	(a)	10/05/2005	79,999,486
21,000,000	3.51		10/05/2005	20,991,810
25,000,000	3.55		10/05/2005	24,990,139
5,700,000	3.60		10/05/2005	5,697,720
13,000,000	3.18		10/07/2005	12,993,110
75,000,000	3.55		10/11/2005	74,926,042
25,000,000	3.21		10/12/2005	24,975,479
15,000,000	3.22		10/12/2005	14,985,242
4,900,000	3.64		10/12/2005	4,894,550
30,000,000	3.62		10/14/2005	29,960,783
6,000,000	3.64		10/14/2005	5,992,113
30,000,000	2.25		10/18/2005	29,979,332
50,000,000	3.45		10/19/2005	49,913,750
12,200,000	3.46		10/19/2005	12,178,924
14,000,000	3.64		10/19/2005	13,974,520
61,455,000	3.66		10/19/2005	61,342,537
30,000,000	2.25		10/21/2005	29,975,618
4,802,000	3.25		10/21/2005	4,793,330
33,600,000	3.47		10/21/2005	33,535,227
25,000,000	3.70	(a)	10/21/2005	24,986,785
25,000,000	3.49		10/26/2005	24,939,410
25,000,000	3.51		10/26/2005	24,939,062
34,500,000	3.63		10/26/2005	34,413,031
170,000,000	3.66		10/28/2005	169,533,350
20,000,000	3.56		11/02/2005	19,936,711
100,000,000	3.59	(a)	11/02/2005	99,967,470
20,000,000	2.38		11/04/2005	19,993,855

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$25,000,000	3.57%		11/04/2005	$24,915,708
25,000,000	3.59		11/09/2005	24,902,771
35,000,000	3.61		11/14/2005	34,845,786
25,000,000	3.61		11/16/2005	24,884,681
25,000,000	3.67	(a)	11/16/2005	24,989,907
40,000,000	3.65		11/23/2005	39,785,350
25,000,000	3.69		11/25/2005	24,859,253
19,800,000	3.69		11/25/2005	19,688,377
77,880,000	3.70		11/25/2005	77,439,762
25,000,000	3.59		11/30/2005	24,850,417
25,000,000	3.61		11/30/2005	24,849,583
100,000,000	3.65		11/30/2005	99,391,667
25,000,000	3.68		11/30/2005	24,846,667
30,000,000	3.75	(a)	12/01/2005	29,987,111
7,400,000	3.69		12/02/2005	7,352,973
50,000,000	3.59		12/07/2005	49,666,396
15,000,000	3.62		12/09/2005	14,895,925
15,000,000	3.63		12/09/2005	14,895,781
28,000,000	3.73	(a)	12/13/2005	27,986,420
20,000,000	3.75	(a)	12/15/2005	19,990,259
25,000,000	3.79	(a)	12/22/2005	24,989,464
25,000,000	3.89	(a)	12/28/2005	24,993,903
50,000,000	3.89	(a)	12/29/2005	49,977,138
25,000,000	3.91	(a)	01/04/2006	24,986,240
14,000,000	2.21		02/27/2006	13,917,186
14,000,000	5.13		03/06/2006	14,086,243
17,450,000	2.50		03/13/2006	17,358,188
12,990,000	5.38		05/15/2006	13,122,472

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$2,479,070,048

TOTAL INVESTMENTS—100.9%				$2,479,070,048

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either LIBOR or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

GOLDMAN SACHS ILA FEDERAL PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for the U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ILA TAX-EMEMPT DIVERSIFIED PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—1.5%
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC)
$2,680,000	2.77%	10/06/2005	$2,680,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA)
4,840,000	2.82	10/05/2005	4,840,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (A-1/VMIG1)
9,300,000	2.82	10/03/2005	9,300,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A
7,000,000	2.79	10/06/2005	7,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
9,000,000	2.90	10/03/2005	9,000,000

			$32,820,000

Alaska—1.0%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B
$6,405,000	2.75%	10/05/2005	$6,405,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank A.G. SPA) (F-1+)(a)
4,975,000	2.79	10/06/2005	4,975,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-140 (MBIA) (Deutsche Bank A.G. SPA) (F1+)(a)
10,685,000	2.79	10/06/2005	10,685,000

			$22,065,000

Arizona—0.5%
Arizona School Facilities Board VRDN COPS Putters Series 2005-940 (MBIA) (JP Morgan Chase & Co.) (A-1+)(a)
$4,885,000	2.79%	10/06/2005	$4,885,000
Arizona School Facilities Board VRDN COPS ROCS RR-II-R 7001 Series 2005 (FGIC) (Citibank N.A. SPA)(a)
3,990,000	2.79	10/06/2005	3,990,000
Salt River Project CP Series 2005 B (Bank of America N.A., JP Morgan Morgan Chase & Co., Citibank N.A., Wells Fargo Bank and Marshall & Ilsley Bank LOC) (A-1+/P-1)
2,000,000	2.60	01/11/2006	2,000,000

			$10,875,000

California—0.3%
Los Angeles Municipal Improvement Corp. CP Series 2005 (Bank of America N.A. LOC) (A-1+/P-1)
$2,000,000	2.60%	01/11/2006	$2,000,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,180,000	2.76	10/05/2005	4,180,000

			$6,180,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado—1.5%
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA)
$9,220,000	2.78%	10/05/2005	$9,220,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA)
9,870,000	2.76	10/05/2005	9,870,000
Colorado Springs Utilities Commission VRDN RB ROCS RR-II-R 405 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	2.79	10/06/2005	5,000,000
Colorado State General Fund TRANS Series 2005
5,000,000	3.75	06/27/2006	5,039,828
Denver City & County VRDN P-Floats-PT-2043 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
3,485,000	2.79	10/06/2005	3,485,000

			$32,614,828

Connecticut—0.4%
Connecticut State GO VRDN Floaters Series 2005 1053 (AMBAC) (Morgan Stanley SPA)(a)
$5,000,000	2.77%	10/06/2005	$5,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle Tax Exempt Trust Series 2002-6027 Class A (Citibank N.A. SPA)(a)
4,000,000	2.79	10/06/2005	4,000,000

			$9,000,000

Delaware—0.9%
University of Delaware VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+)
$6,300,000	2.78%	10/03/2005	$6,300,000
University of Delaware VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+)
12,600,000	2.81	10/03/2005	12,600,000

			$18,900,000

Florida—2.7%
Broward County GO VRDN Merlots Series 2004 B09 (Wachovia Bank N.A. SPA) (A-1)(a)
$5,620,000	2.77%	10/05/2005	$5,620,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA)
5,500,000	2.78	10/06/2005	5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC)
2,500,000	2.75	10/06/2005	2,500,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1)
5,500,000	2.64	11/10/2005	5,500,000
Florida State Department of Transportation Turnpike VRDN RB Series 2005-1128 (Morgan Stanley SPA) (VMIG1)(a)
5,211,000	2.78	10/06/2005	5,211,000

GOLDMAN SACHS ILA TAX-EMEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen SPA) (A-1+)
$11,100,000	2.45%	10/12/2005	$11,100,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB P-Floats-PT 2173 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,180,000	2.78	10/06/2005	4,180,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC)
3,305,000	2.82	10/03/2005	3,305,000
Orlando Utilities Commission VRDN RB Refunding Eagle Tax-Exempt Trust Series 2004-1015 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.79	10/06/2005	5,000,000
Palm Beach County School District CP Series 2005 (Bank of America N.A. LOC) (A-1+)
7,000,000	2.62	10/11/2005	7,000,000
Sunshine State Government Finance CP Series 2005 H (JP Morgan Chase & Co. SPA) (A-1+)
3,090,000	2.60	10/13/2005	3,090,000

			$58,006,000

Georgia—3.1%
Albany-Dougherty County Hospital Authority VRDN RANS for Phoebe Putney Memorial Hospital Series 2002 (AMBAC) (Regions Bank SPA) (VMIG1)
$13,910,000	2.81%	10/03/2005	$13,910,000
Burke County Development Authority VRDN PCRB for Georgia Power Co. Plant Vogtle Series 1992
2,500,000	2.82	10/03/2005	2,500,000
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC)
3,310,000	2.75	10/05/2005	3,310,000
Dekalb County Water & Sewer Systems VRDN RB Series 2005-1003 (Morgan Stanley SPA)(a)
18,306,000	2.78	10/06/2005	18,306,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (SunTrust Bank LOC)
8,255,000	2.80	10/05/2005	8,255,000
Fulton Hospital Authority VRDN RB P-Floats-PT 093 Series 2005 (FSA) (Svenska Handelsbanken SPA) (F1+)(a)
5,000,000	2.79	10/06/2005	5,000,000
Georgia State GO VRDN P-Floats-PT 2227 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
9,465,000	2.78	10/06/2005	9,465,000
Georgia State GO VRDN P-Floats-PT 2228 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,095,000	2.78	10/06/2005	4,095,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993
1,300,000	2.82	10/03/2005	1,300,000

			$66,141,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Hawaii—0.4%
Honolulu City & County CP (Westdeutsche Landesbank SPA) (A-1/P-1)
$2,000,000	2.70%	12/07/2005	$2,000,000
Honolulu City & County GO VRDN Spears Series 2005 DB-155 (MBIA) (Deutsche Bank A.G. SPA)(a)
7,000,000	2.79	10/06/2005	7,000,000

			$9,000,000

Illinois—8.5%
Chicago Board of Education GO VRDN Merlots Series 2005 A-15 (AMBAC) (Wachovia Bank N.A. SPA)(a)
$3,000,000	2.77%	10/05/2005	$3,000,000
Chicago GO Tender Notes Series 2005 (Bank of America N.A. LOC)
4,000,000	2.30	12/08/2005	4,000,000
Chicago GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA)
6,000,000	2.75	10/06/2005	6,000,000
Chicago GO VRDN Series 2005 D (FSA) (Dexia Credit Local SPA)
5,000,000	2.75	10/06/2005	5,000,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA)(a)
6,995,000	2.77	10/05/2005	6,995,000
Chicago Wastewater Transmission VRDN RB Merlots Series 2001 A-125 (MBIA) (Wachovia Bank N.A. SPA)(a)
1,000,000	2.77	10/05/2005	1,000,000
Cook County GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC)
26,000,000	2.74	10/05/2005	26,000,000
Cook County GO VRDN P-Floats-PT 2574 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,410,000	2.79	10/06/2005	5,410,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN Amro Bank N.V. SPA)(a)
4,000,000	2.78	10/06/2005	4,000,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA)
5,000,000	2.77	10/06/2005	5,000,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA)
3,840,000	2.75	10/06/2005	3,840,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 B
5,000,000	2.70	10/05/2005	5,000,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B
10,600,000	2.75	10/06/2005	10,600,000
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citibank N.A. SPA) (A-1+)(a)
5,630,000	2.79	10/06/2005	5,630,000
Illinois Health Facilities Authority VDRN RB for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
2,000,000	2.81	10/03/2005	2,000,000

GOLDMAN SACHS ILA TAX-EMEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. LOC)
$4,700,000	2.77%	10/06/2005	$4,700,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (JP Morgan Chase & Co. LOC)
3,050,000	2.78	10/05/2005	3,050,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JP Morgan Chase & Co. LOC)
12,175,000	2.78	10/05/2005	12,175,000
Illinois Health System Evanston Hospital CP Series 2005 S-A (A-1+)
10,800,000	2.77	10/06/2005	10,800,000
5,000,000	2.60	10/20/2005	5,000,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA)(a)
4,900,000	2.79	10/06/2005	4,900,000
Illinois State GO VRDN P-Floats-PT 1832 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,215,000	2.79	10/06/2005	4,215,000
Illinois State GO VRDN ROCS RR-II-R 4529 Series 2003 (MBIA) (Citigroup Global Markets SPA)(a)
3,000,000	2.79	10/06/2005	3,000,000
Illinois State Sales Tax Revenue P-Floats-PT 1929 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,960,000	2.79	10/06/2005	3,960,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2005 1014 (FSA) (JP Morgan Chase & Co. SPA) (A-1+)(a)
6,980,000	2.79	10/06/2005	6,980,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA)(a)
3,985,000	2.79	10/06/2005	3,985,000
Regional Transportation Authority VRDN RB P-Floats-PT 2424 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,500,000	2.79	10/06/2005	4,500,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2003 03-21 (FGIC) (BNP Paribas SPA) (VMIG1)(a)
6,000,000	2.79	10/06/2005	6,000,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005 119 (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
9,545,000	2.79	10/06/2005	9,545,000
Schaumburg GO VRDN Eagle Tax-Exempt Trust Series 2004-0045 Class A (FGIC) (Citibank Global Markets SPA) (A-1+)(a)
6,000,000	2.79	10/06/2005	6,000,000

			$182,285,000

Indiana—2.2%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN Amro Bank N.V. SPA)(a)
$5,000,000	2.78%	10/05/2005	$5,000,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN Amro Bank N.V. SPA)(a)
5,000,000	2.78	10/05/2005	5,000,000
Indiana Health Facilities Financing Authority RB Refunding for Ascension Health Credit GP-A-3 Series 2001
4,000,000	2.50	02/01/2006	4,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)
Indiana Health Facilities Financing Authority VRDN RB Refunding for Ascension Health Credit GP-A-2 Series 2001
$2,300,000	2.72%	06/01/2006	$2,300,000
Indiana TFA Highway VRDN RB Merlots Series 2004 B-18 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(a)
5,105,000	2.77	10/05/2005	5,105,000
Indiana TFA Highway VRDN RB P-Floats-PT 2245 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,170,000	2.79	10/06/2005	5,170,000
Indiana TFA Highway VRDN RB P-Floats-PT 2296 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,325,000	2.79	10/06/2005	5,325,000
Indiana TFA Highway VRDN RB P-Floats-PT 2330 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,530,000	2.79	10/06/2005	5,530,000
Noblesville VRDN RB for Multi-School Building Corp. P-Floats-PT 2612 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,220,000	2.79	10/06/2005	5,220,000
Wayne Township VRDN RB for School Building Corp. P-Floats-PT 2016 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,220,000	2.79	10/06/2005	5,220,000

			$47,870,000

Iowa—1.5%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A
$900,000	2.83%	10/05/2005	$900,000
Iowa Finance Authority Health Care Facilities VRDN RB Series 2005 B-1 (AMBAC) (Morgan Stanley SPA) (VMIG1)
5,000,000	2.75	10/05/2005	5,000,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (A-1+/VMIG1)
12,500,000	2.75	10/06/2005	12,500,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993
12,695,000	2.83	10/05/2005	12,695,000

			$31,095,000

Kansas—1.1%
ABN-AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN Amro Bank N.V. SPA)(a)
$5,000,000	2.78%	10/06/2005	$5,000,000
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
5,725,000	2.79	10/06/2005	5,725,000
Kansas State Department of Highway Transportation VRDN RB Series 2000 C-2
12,000,000	2.75	10/05/2005	12,000,000

			$22,725,000

GOLDMAN SACHS ILA TAX-EMEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kentucky—1.3%
Kentucky Asset/Liability Commission General Fund TRANS Series 2005 A
$5,600,000	4.00%	06/28/2006	$5,653,630
Kentucky Association of Counties Advanced Revenue Program TRANS COPS Series 2005 (JP Morgan Chase & Co. LOC)
12,500,000	4.00	06/30/2006	12,613,564
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Services Series 2004 C
6,100,000	2.75	10/05/2005	6,100,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA)(a)
2,500,000	2.79	10/06/2005	2,500,000

			$26,867,194

Louisiana—0.2%
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC)
$5,000,000	2.80%	10/05/2005	$5,000,000

Maryland—0.8%
Anne Arundel County CP Series 2005 (Westdeutsche Landesbank AG SPA) (A-1+)
3,000,000	2.70	12/08/2005	3,000,000
Anne Arundel County CP Series 2005 (Westdeutsche Landesbank SPA) (A-1+)
5,000,000	2.60	11/07/2005	5,000,000
Maryland State GO VRDN Series 2005-15 (BNP Paribas SPA)(a)
4,000,000	2.79	10/06/2005	4,000,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA)(a)
4,945,000	2.79	10/06/2005	4,945,000

			$16,945,000

Massachusetts—4.5%
Massachusetts Bay Transportation Authority VRDN TRANS Merlot Series 2004 B (Wachovia Bank N.A. SPA)(a)
$10,925,000	2.76%	10/05/2005	$10,925,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA)
14,800,000	2.75	10/06/2005	14,800,000
Massachusetts Health & Educational Facilities Harvard University CP Series EE (A-1+)
5,758,000	2.68	10/13/2005	5,758,000
2,550,000	2.57	10/21/2005	2,550,000
3,000,000	2.65	11/09/2005	3,000,000
Massachusetts Port Authority VRDN RB Transportation Receipts-SGB Series 2005 59-A-1 (AMBAC) (Societe Generale LOC)(a)
5,450,000	2.79	10/06/2005	5,450,000
Massachusetts State College Building Authority Project VRDN RB P-Floats-PT 2603 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,285,000	2.77	10/06/2005	5,285,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State GO VRDN P-Floats-PT 392 Series 2000 (Merrill Lynch Capital Services SPA)(b)
$2,500,000	2.70%	06/08/2006	$2,500,000
Massachusetts State GO VRDN Series 1998 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
19,610,000	2.78	10/06/2005	19,610,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-6 (A-1+/VMIG1)
5,000,000	2.82	10/03/2005	5,000,000
Massachusetts State Housing Finance Agency VRDN RB Series 2003 G (HSBC Bank USA SPA)
10,000,000	2.76	10/05/2005	10,000,000
Massachusetts State School Building Authority Dedicated Sales Tax VRDN RB P-Floats-PT 3157 Series 2005 (FSA) (Depfa Bank PLC SPA)(a)
5,000,000	2.77	10/06/2005	5,000,000
Massachusetts Water Resources Authority CP Series 1999 (State Street Bank LOC) (A-1+/P-1)
6,300,000	2.70	12/07/2005	6,300,000

			$96,178,000

Michigan—3.3%
Detroit City School District GO VRDN P-Floats-PT 2158 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
$4,460,000	2.78%	10/06/2005	$4,460,000
Michigan Municipal Bond Authority VRDN RB Stars Certificates Series 2005 BNP-141 (BNP Paribas SPA)(a)
5,485,000	2.78	10/06/2005	5,485,000
Michigan State Building Authority VRDN RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+)(b)
13,205,000	2.95	07/20/2006	13,205,000
Michigan State CP Series 2004-A (Depfa Bank PLC SPA) (A-1+)
3,500,000	2.67	10/04/2005	3,500,000
15,000,000	2.20	10/05/2005	15,000,000
Michigan State University VRDN RB Series 2002 A (Depfa Bank PLC SPA)
5,250,000	2.80	10/03/2005	5,250,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/VMIG1)
15,010,000	2.82	10/03/2005	15,010,000
University of Michigan VRDN RB Refunding for Medical Service Plan Series 1998 A-1 (A-1+/VMIG1)
7,900,000	2.82	10/03/2005	7,900,000

			$69,810,000

Minnesota—0.5%
University of Minnesota VRDN RB Series 1999 A
$10,550,000	2.82%	10/05/2005	$10,550,000

Mississippi—1.9%
Mississippi State GO VRDN Eagle Tax-Exempt Trust Series 2001-2402 Class A (Citibank N.A. SPA)(a)
$10,655,000	2.79%	10/06/2005	$10,655,000

GOLDMAN SACHS ILA TAX-EMEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Mississippi (continued)
Mississippi State GO VRDN for Capital Improvements Series 2003 E (Dexia Credit Local SPA)
$20,550,000	2.78%	10/05/2005	$20,550,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA)(a)
4,985,000	2.77	10/05/2005	4,985,000
Mississippi State GO VRDN Series 2005-1150 (Morgan Stanley SPA)(a)
5,000,000	2.78	10/06/2005	5,000,000

			$41,190,000

Missouri—1.0%
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA)
$11,000,000	2.77%	10/05/2005	$11,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2005 1049 (Morgan Stanley SPA) (VMIG1)(a)
5,000,000	2.78	10/06/2005	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-2 (FGIC) (Bank of New York LOC)
5,000,000	2.74	10/05/2005	5,000,000

			$21,000,000

Nebraska—0.7%
American Public Energy Agency VRDN RB for Nebraska Gas Supply Series 2005 A (Societe Generale SPA) (A-1+/VMIG1)
12,000,000	2.73	10/06/2005	12,000,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Citibank N.A. SPA)(a)
$4,000,000	2.79%	10/06/2005	$4,000,000

			$16,000,000

Nevada—2.6%
Clark County Airport VRDN RB Sub Lien Series 2005 D-1 (FGIC) (Bayerische Landesbank and Landesbank-Baden Wurttemberg SPA)
$4,000,000	2.76%	10/05/2005	$4,000,000
Clark County CP Series 2003 (BNP Paribas and Bayerische Landesbank SPA) (A-1+)
3,000,000	2.55	10/06/2005	3,000,000
3,000,000	2.60	10/13/2005	3,000,000
5,000,000	2.55	10/14/2005	5,000,000
3,500,000	2.60	11/08/2005	3,500,000
Clark County School District GO VRDN RB P-Floats-PT 2555 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,490,000	2.79	10/06/2005	5,490,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+)(a)
6,920,000	2.79	10/06/2005	6,920,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank PLC SPA) (A-1+)
9,000,000	2.50	10/03/2005	9,000,000
7,000,000	2.52	10/11/2005	7,000,000
3,000,000	2.62	10/11/2005	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
Nevada State Highway Improvement VRDN RB Series 2005-1039 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
$5,050,000	2.78%	10/06/2005	$5,050,000

			$54,960,000

New Hampshire—0.3%
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (Northern Trust Company SPA)
$6,000,000	2.75%	10/06/2005	$6,000,000

New Jersey—2.9%
New Jersey State Economic Development Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA)(a)
3,985,000	2.76	10/05/2005	3,985,000
New Jersey State TRANS Series 2005 A (SP-1+/MIG1)
13,000,000	4.00	06/23/2006	13,108,347
New Jersey State Transportation Trust Fund Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-0001 Class 2005 A (MBIA and FGIC) (Citibank N.A. SPA)(a)
15,000,000	2.79	10/06/2005	15,000,000
New Jersey State Transportation Trust Fund Authority VRDN RB Merlots Series 2002 A05 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,240,000	2.76	10/05/2005	5,240,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2402 Series 2004 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
4,955,000	2.78	10/06/2005	4,955,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2491 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA)(a)
10,700,000	2.78	10/06/2005	10,700,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2617 Series 2005 (MBIA) (Dexia Credit Local SPA)(a)
4,300,000	2.78	10/06/2005	4,300,000
New Jersey State Transportation Trust Fund Authority VRDN RB Putters Series 1067 (AMBAC/FGIC) (JP Morgan Chase & Co. SPA) (F1+)(a)
5,135,000	2.78	10/06/2005	5,135,000

			$62,423,347

New Mexico—1.5%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA)
$5,245,000	2.75%	10/05/2005	$5,245,000
Bernalillo County Gross Tax Receipts VRDN RB P-Floats-PT 2202 Series 2004 (MBIA-IBC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,410,000	2.79	10/06/2005	5,410,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC)
10,000,000	2.85	10/03/2005	10,000,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 B (Barclays Bank PLC LOC)
3,250,000	2.80	10/03/2005	3,250,000

GOLDMAN SACHS ILA TAX-EMEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico (continued)
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch Capital Services SPA)(a)
$4,920,000	2.79%	10/06/2005	$4,920,000
New Mexico State University VRDN RB P-Floats-PT 2342 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA)(a)
3,985,000	2.79	10/06/2005	3,985,000

			$32,810,000

New York—3.0%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA)(a)
$7,000,000	2.76%	10/06/2005	$7,000,000
New York City GO VRDN ROCS RR-II-R 251A Series 2003 (Citigroup Global Markets LOC) (Citibank N.A. SPA)(a)
5,000,000	2.82	10/06/2005	5,000,000
New York City Housing Development Corp. VRDN MF Hsg. RB Mortgage for 90 West Street Series 2004 A (HSBC Bank USA LOC)
3,200,000	2.77	10/05/2005	3,200,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
16,500,000	2.79	10/03/2005	16,500,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3E (Landesbank Baden-Wurttemberg SPA)
5,500,000	2.78	10/03/2005	5,500,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley LOC)(a)
5,000,000	2.76	10/06/2005	5,000,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JP Morgan Chase & Co., State Street Bank, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA) (A-1/P-1)

8,500,000	2.75	12/07/2005	8,500,000
New York State Urban Development Corp. VRDN RB Merlots Series 2005 C-01 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,295,000	2.76	10/06/2005	4,295,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA)(a)
5,000,000	2.78	10/06/2005	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA)(a)
2,985,000	2.76	10/05/2005	2,985,000

			$62,980,000

North Carolina—4.1%
Charlotte Water & Sewer CP Series 2005 (Wachovia Bank N.A. SPA) (A-1/P-1)
$3,000,000	2.20%	10/14/2005	$3,000,000
3,000,000	2.90	02/14/2006	3,000,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA)
5,000,000	2.75	10/06/2005	5,000,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA)
3,500,000	2.75	10/06/2005	3,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
North Carolina Capital Facilities Finance Authority CP Duke University Series 2005 A1/A2 (A-1+/P-1)
$3,500,000	2.70%	12/08/2005	$3,500,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JP Morgan Chase & Co. SPA)
10,750,000	2.75	10/05/2005	10,750,000
North Carolina State GO VRDN P-Floats-PT 1962 Series 2003 (Merrill Lynch Capital Services SPA)(a)
4,930,000	2.79	10/06/2005	4,930,000
North Carolina State GO VRDN P-Floats-PT 2483 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,070,000	2.78	10/06/2005	11,070,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA)
9,755,000	2.75	10/06/2005	9,755,000
University of North Carolina for Chapel Hill Hospital VRDN RB Series 2001 B (Landesbank Hessen-Thueringen LOC)
20,855,000	2.82	10/03/2005	20,855,000
Wake County GO VRDN for Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA)
7,500,000	4.00	04/01/2006	7,547,905
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA)
5,140,000	2.75	10/05/2005	5,140,000

			$88,047,905

Ohio—2.6%
Columbus GO VRDN for Public Improvements Series 2005-2 Class A (IXIS Municipal Products SPA)(a)
$4,975,000	2.78%	10/06/2005	$4,975,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co. and Bayerische Landesbank SPA)
40,000,000	2.75	10/06/2005	40,000,000
Ohio State Building Authority RB Refunding for State Correctional Facilities Series 1996 A (Aa2/AA)
5,600,000	6.00	10/01/2005	5,601,205
Ohio State University CP Series 2003 E (A-1+/P-1)
4,650,000	2.62	11/10/2005	4,650,000

			$55,226,205

Oklahoma—0.8%
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA)
$17,275,000	2.78%	10/06/2005	$17,275,000

Oregon—2.5%
Oregon State GO VRDN Series 1985 73-G (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$12,700,000	2.75%	10/05/2005	$12,700,000

GOLDMAN SACHS ILA TAX-EMEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Oregon (continued)
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA)
$40,000,000	2.75%	10/05/2005	$40,000,000

			$52,700,000

Pennsylvania—5.1%
Allegheny County Hospital Development Authority VRDN RB for Health Center Presbyterian University Health Systems Series 1990 A (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$8,245,000	2.78%	10/06/2005	$8,245,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (National Australia Bank LOC)
11,900,000	2.75	10/05/2005	11,900,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (National Australia Bank LOC)
13,100,000	2.75	10/05/2005	13,100,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (National Australia Bank LOC)
21,450,000	2.75	10/05/2005	21,450,000
Geisinger Authority Health Systems VRDN RB Series 2005 B (Wachovia Bank N.A. SPA)
3,700,000	2.81	10/03/2005	3,700,000
Geisinger Authority Health Systems VRDN RB Series 2005 C (Wachovia Bank N.A. SPA)
5,000,000	2.81	10/03/2005	5,000,000
Pennsylvania GO VRDN Merlots Series 2004 B-15 (FSA) (Wachovia Bank N.A. SPA) (A-1)(a)
4,990,000	2.77	10/05/2005	4,990,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA)
11,200,000	2.76	10/06/2005	11,200,000
Pennsylvania Turnpike Commission VRDN RB Refunding Series 2005 D (FSA) (JP Morgan Chase & Co. SPA)
7,000,000	2.75	10/06/2005	7,000,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2002 B (JP Morgan Chase & Co. and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
15,700,000	2.81	10/03/2005	15,700,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2003 A (JP Morgan Chase & Co. SPA)
7,000,000	2.81	10/03/2005	7,000,000

			$109,285,000

South Carolina—0.6%
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA)(a)
$5,000,000	2.79%	10/06/2005	$5,000,000
South Carolina VRDN RB Transportation Infrastructure Bank Eagle Tax-Exempt Trust Series 2001-4001 Class A (MBIA) (Citibank N.A. SPA)(a)
6,760,000	2.79	10/06/2005	6,760,000

			$11,760,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee—4.2%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C
$8,700,000	2.78%	10/05/2005	$8,700,000
Memphis Electric Systems VRDN RB Series 2003 880 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
12,100,000	2.78	10/06/2005	12,100,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+)
3,750,000	2.72	10/11/2005	3,750,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank SPA) (A-1+)
3,000,000	2.60	10/07/2005	3,000,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank SPA) (A-1+)
5,000,000	2.55	11/09/2005	5,000,000
9,000,000	2.60	12/08/2005	9,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA)
17,000,000	2.75	10/06/2005	17,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (Landesbank-Hessen Thueringen SPA)
7,565,000	2.75	10/06/2005	7,565,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+)
2,500,000	2.60	11/14/2005	2,500,000
3,000,000	2.90	01/27/2006	3,000,000
4,000,000	2.85	03/07/2006	4,000,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen SPA)
13,560,000	2.77	10/06/2005	13,560,000

			$89,175,000

Texas—14.6%
Alamo Heights Independent School District GO VRDN P-Floats-PT 2959 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,830,000	2.79%	10/06/2005	$5,830,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+/P-1)
7,000,000	2.55	10/13/2005	7,000,000
3,500,000	2.70	10/21/2005	3,500,000
3,000,000	2.57	10/24/2005	3,000,000
3,000,000	2.75	12/08/2005	3,000,000
Cypress Fairbanks Independent School District VRDN RB Merlots Series 2004 C-16 (PSF-GTD) (Wachovia Bank N.A. SPA)(a)
4,395,000	2.77	10/05/2005	4,395,000
Dallas Area Rapid Transit CP (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank SPA)
2,500,000	2.65	10/05/2005	2,500,000
Garland CP Series 2002 (Landesbank Hessen-Thueringen SPA) (A-1+)
2,000,000	2.60	10/18/2005	2,000,000
Harris County GO Refunding for Permanent Improvement Series 2002 (AA+/Aa1)
4,500,000	5.00	10/01/2005	4,500,519
Harris County GO TANS Series 2005
17,000,000	3.75	02/28/2006	17,071,889

GOLDMAN SACHS ILA TAX-EMEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Harris County Health Facilities Development VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2001 B (JP Morgan Chase & Co., Bayerische Landesbank, Bank of America N.A., Northern Trust Company and St. Luke’s Episcopal SPA)

$21,225,000	2.81%	10/03/2005	$21,225,000
Harris County Health Facilities Development VRDN RB Refunding for The Methodist Health System Series 2005 B
12,400,000	2.81	10/03/2005	12,400,000
Harris County Toll Road CP Series 2005 E01 (Dexia Credit Local SPA) (A-1/P-1)
5,000,000	2.60	10/12/2005	5,000,000
Harris County VRDN RB P-Floats-PT 971 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,995,000	2.79	10/06/2005	8,995,000
Houston Airport System CP Series 2005 (Dexia Credit Local LOC) (A-1+/P-1)
4,000,000	2.55	10/06/2005	4,000,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (FGIC and MBIA) (Wachovia Bank N.A. SPA)(a)
12,150,000	2.77	10/05/2005	12,150,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank SPA) (A-1/P-1)
8,500,000	2.55	10/11/2005	8,500,000
Jefferson County GO P-Floats-PT 1414 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,490,000	2.79	10/06/2005	6,490,000
Keller Independent School District GO VRDN P-Floats-PT 3034 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA)(a)
5,000,000	2.79	10/06/2005	5,000,000
Lewisville Independent School District GO VRDN P-Floats-PT 2089 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,610,000	2.79	10/06/2005	5,610,000
Mansfield Independent School District GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,640,000	2.79	10/06/2005	5,640,000
Mesquite Independent School District GO VRDN Putters Series 2005 1033 (PSF-GTD) (JP Morgan Chase & Co. SPA) (F1+)(a)
5,275,000	2.79	10/06/2005	5,275,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Series 2003 SG-167 (AMBAC) (Societe Generale SPA)(a)
4,000,000	2.79	10/06/2005	4,000,000
Pflugerville Independent School District GO VRDN P-Floats-PT 2763 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,745,000	2.79	10/06/2005	5,745,000
Plano Independent School District GO VRDN P-Floats-PT 2429 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,245,000	2.79	10/06/2005	5,245,000
Round Rock Independent School District GO VRDN Eagle Series 2005-0064 Class A (PSF-GTD) (Citibank N.A. SPA)(a)
3,000,000	2.79	10/06/2005	3,000,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A. and State Street Bank SPA) (A-1+/P-1)
7,000,000	2.80	01/19/2006	7,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG-104 (Societe Generale SPA)(a)
$34,930,000	2.79%	10/06/2005	$34,930,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/P-1)
3,400,000	2.65	10/26/2005	3,400,000
6,500,000	2.65	11/09/2005	6,500,000
Texas State GO TRANS Series 2005
30,800,000	4.50	08/31/2006	31,209,752
Texas State GO VRDN Spears Series 2005 DB-154 (Deutsche Bank A.G. SPA)(a)(c)
5,000,000	2.79	10/06/2005	5,000,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
2,000,000	2.45	10/12/2005	2,000,000
6,200,000	2.60	10/12/2005	6,200,000
3,000,000	2.60	10/13/2005	3,000,000
2,500,000	2.62	10/13/2005	2,500,000
3,000,000	2.70	10/21/2005	3,000,000
Texas State Public Finance Authority CP Series 2003 C (A-1+/P-1)
2,000,000	2.75	12/07/2005	2,000,000
Texas State University Systems Financing VRDN RB Refunding ROCS RR-II-R 3028 Series 2004 (FSA) (Citigroup Global Markets SPA) (VMIG1)(a)
5,250,000	2.79	10/06/2005	5,250,000
Texas Water Development Board VRDN RB Refunding for State Revolving Fund Subseries 2005 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
17,005,000	2.82	10/03/2005	17,005,000
University of Texas CP Series 2005 (A-1+)
6,000,000	2.54	10/12/2005	6,000,000
Williamson County GO VRDN Stars Certificates Series 2005-114 (MBIA) (BNP Paribas SPA)(a)
4,990,000	2.79	10/06/2005	4,990,000

			$311,057,160

Utah—5.9%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA)
$13,500,000	2.75%	10/05/2005	$13,500,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA)
10,140,000	2.75	10/05/2005	10,140,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA)
4,925,000	2.75	10/05/2005	4,925,000
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA)
10,000,000	2.75	10/05/2005	10,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A
31,500,000	2.76	10/06/2005	31,500,000

GOLDMAN SACHS ILA TAX-EMEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B
$4,000,000	2.76%	10/06/2005	$4,000,000
Orem Water & Storm Sewer VRDN RB ROCS RR-II-R 7506 Series 2005 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
6,275,000	2.79	10/06/2005	6,275,000
Salt Lake County Sales Tax Revenue VRDN RB P-Floats-PT 2921 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,960,000	2.79	10/06/2005	5,960,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank SPA)
10,000,000	2.75	10/06/2005	10,000,000
Utah Transit Authority Sales Tax Revenue VRDN RB P-Floats-PT 3087 Series 2005 (FSA) (Dexia Credit Local SPA)(a)
5,000,000	2.79	10/06/2005	5,000,000
Utah Transit Authority Sales Tax Revenue VRDN RB Putters Series 2005-1107 (FSA) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	2.79	10/06/2005	5,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA)
4,000,000	2.80	10/05/2005	4,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JP Morgan Chase & Co. SPA)
4,000,000	2.80	10/05/2005	4,000,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA)
2,975,000	2.80	10/05/2005	2,975,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA)
5,000,000	2.80	10/05/2005	5,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (Westdeutsche Landesbank SPA)
2,800,000	2.81	10/03/2005	2,800,000

			$125,075,000

Virginia—1.2%
Fairfax County GO Refunding for Public Improvements Series 2004 B
$2,270,000	6.00%	10/01/2005	$2,270,488
Fairfax County IDA VRDN RB for Inova Health Systems Project Series 2005 A-2
10,500,000	2.74	10/05/2005	10,500,000
Roanoke IDA VRDN RB for Carilion Health System Series 2002 B (JP Morgan Chase & Co. SPA)
5,130,000	2.81	10/03/2005	5,130,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (SunTrust Bank SPA)
2,900,000	2.75	10/05/2005	2,900,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA)
5,000,000	2.75	10/05/2005	5,000,000

			$25,800,488

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington—5.8%
Chelan County Public Utility District Number 001 Conservancy VRDN RB P-Floats-PT 950 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,000,000	2.79%	10/06/2005	$5,000,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA)(a)
4,000,000	2.79	10/06/2005	4,000,000
King County School District No. 401 Highline Public Schools GO VRDN ROCS RR-II-R 2151 Series 2004 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
5,305,000	2.79	10/06/2005	5,305,000
King County Water & Sewer Systems CP Series 2005 A (Bayerische Landesbank SPA) (A-1/P-1)
3,700,000	2.75	10/14/2005	3,700,000
6,300,000	2.62	10/19/2005	6,300,000
5,300,000	2.65	10/26/2005	5,300,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA)(a)
7,963,500	2.78	10/06/2005	7,963,500
Tacoma GO VRDN P-Floats-PT 2322 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,800,000	2.79	10/06/2005	5,800,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA)(a)
4,995,000	2.77	10/05/2005	4,995,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA)(a)
12,000,000	2.79	10/06/2005	12,000,000
Washington State Economic Development Finance Authority VRDN RB P-Floats-PT 2333 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,780,000	2.79	10/06/2005	6,780,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA)(a)
8,500,000	2.79	10/06/2005	8,500,000
Washington State GO P-Floats-PT 854 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,495,000	2.79	10/06/2005	7,495,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 1998-4702 Class A (Citibank N.A. SPA)(a)
6,000,000	2.79	10/06/2005	6,000,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA)(a)
5,000,000	2.79	10/06/2005	5,000,000
Washington State GO VRDN Eagle Tax-Exempt-Trust Series 2005-0032 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.79	10/06/2005	5,000,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA)(a)
6,350,000	2.78	10/06/2005	6,350,000
Washington State GO VRDN Merlots Series 2002 A-57 (MBIA) (Wachovia Bank N.A. SPA)(a)
6,910,000	2.77	10/05/2005	6,910,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA)(a)
5,000,000	2.77	10/05/2005	5,000,000

GOLDMAN SACHS ILA TAX-EMEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State GO VRDN Merlots Series 2004 C-03 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$7,080,000	2.77%	10/05/2005	$7,080,000

			$124,478,500

Wisconsin—1.8%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 1994-4905 Class A (Citibank N.A. SPA)(a)
$15,085,000	2.79%	10/06/2005	$15,085,000
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA)(a)
5,000,000	2.78	10/06/2005	5,000,000
Wisconsin State GO VRDN ROCS RR-II-R 2171 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
5,590,000	2.79	10/06/2005	5,590,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA)(a)
5,000,000	2.79	10/06/2005	5,000,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA)(a)
7,500,000	2.79	10/06/2005	7,500,000

			$38,175,000

Total Investments—99.3%			$2,120,345,627

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2005, these securities amounted to $776,510,500 or approximately 36.3% of net assets.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2005, these securities amounted to $15,705,000 or approximately 0.7% of net assets.

(c) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

GOLDMAN SACHS ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for the U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—99.7%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	2.74%	10/06/2005	$13,700,000
ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
7,950,000	2.76	10/05/2005	7,950,000
ABN Amro Munitops VRDN RB Non-AMT Trust Certificates Series 2005-32 (AMBAC) (ABN Amro Bank N.V. SPA) (F1+)(a)
10,000,000	2.76	10/06/2005	10,000,000
Cabrillo Community College District GO ROCS RR-II-R-300 Series 2004 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
1,000,000	2.77	10/06/2005	1,000,000
California Educational Facilities Authority VRDN RB for California Institute of Technology ROCS RR-II-R-354 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
2,000,000	2.77	10/06/2005	2,000,000
California Educational Facilities Authority VRDN RB for Pomona College Series 2005 B (A-1+/VMIG1)
2,500,000	2.69	10/06/2005	2,500,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (Morgan Stanley SPA) (VMIG1)(a)
7,000,000	2.73	10/06/2005	7,000,000
California Educational Facilities Authority VRDN RB Stars Certificates Series 2005-135 (BNP Paribas LOC) (VMIG1)(a)
7,280,000	2.77	10/06/2005	7,280,000
California Health Facilities Authority VRDN RB for Adventist Health System Series 2002 B (Wachovia Bank N.A. LOC) (VMIG1)
2,700,000	2.80	10/03/2005	2,700,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
11,720,000	2.71	10/05/2005	11,720,000
California Infrastructure & Economic Development Bank VRDN RB for Bay Area Toll Authority Floating Rate Receipts Series 2004 SG-172 (AMBAC) (Societe Generale SPA) (A-1+)(a)
3,000,000	2.77	10/06/2005	3,000,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/VMIG1)
2,800,000	2.25	02/02/2006	2,800,000
California State Economic Recovery VRDN RB Series 2004 C-21 (XLCA) (Dexia Credit Local SPA) (A-1+/VMIG1)
4,000,000	2.72	10/05/2005	4,000,000
California State Economic Recovery VRDN RB Series 2004 C-8 (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
1,000,000	2.78	10/03/2005	1,000,000
California State Economic Recovery VRDN RB Series 2004 C-9 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
2,200,000	2.78	10/03/2005	2,200,000
California State GO CP Series 2005 (Bank of Nova Scotia, KBC Bank N.V., Lloyds TSB Bank PLC, National Australia Bank, Royal Bank of Scotland and Societe Generale SPA) (A-1/P-1)
3,000,000	2.57	10/07/2005	3,000,000
4,500,000	2.55	10/12/2005	4,500,000
3,000,000	2.65	11/08/2005	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State GO VRDN for Kindergarten University Public Series 2004 A-2 (California State Teachers Retirement and Citibank N.A. LOC) (A-1+/VMIG1)
$1,550,000	2.76%	10/03/2005	$1,550,000
California State GO VRDN for Kindergarten University Public Series 2004 A-9 (California State Teachers Retirement and Citibank N.A. LOC) (A-1+/VMIG1)
1,500,000	2.71	10/06/2005	1,500,000
California State GO VRDN Series 2003 A-2 (JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,600,000	2.78	10/03/2005	1,600,000
California State GO VRDN Series 2003 A-3 (JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
4,500,000	2.77	10/03/2005	4,500,000
California State GO VRDN Series 2003 B-1 (BNP Paribas, Bank of New York and California State Teachers Retirement LOC) (A-1+/VMIG1)
1,200,000	2.71	10/05/2005	1,200,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2005 (F1)
5,000,000	2.55	10/18/2005	5,000,000
4,000,000	2.60	10/25/2005	4,000,000
California Statewide Communities Development Authority TRANS Series 2005 A-4 (SP-1+/MIG1)
2,000,000	4.00	06/30/2006	2,020,041
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
4,300,000	2.72	10/06/2005	4,300,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (F1+)
2,600,000	2.71	10/05/2005	2,600,000
California Statewide Communities Development Authority VRDN RB Series 2004 L (A-1)
3,800,000	2.72	10/05/2005	3,800,000
City of Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1)
4,760,000	2.76	10/06/2005	4,760,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,500,000	2.71	10/06/2005	5,500,000
Clovis Unified School District TRANS (SP-1+/MIG1)
5,000,000	4.00	07/05/2006	5,046,535
East Bay Municipal Utility District CP (JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+)
2,600,000	2.58	10/06/2005	2,600,000
3,000,000	2.53	10/07/2005	3,000,000
4,000,000	2.65	10/12/2005	4,000,000
Fremont Unified High School District Santa Clara County GO VRDN P-Floats-PT 2510 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,515,000	2.77	10/06/2005	3,515,000
Fresno County VRDN RB for Trinity Health System Series 2000 C (Chase Manhattan Bank and Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,240,000	2.75	10/06/2005	1,240,000

GOLDMAN SACHS ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Golden Gate Bridge Highway & Transportation Authority CP Series A (JP Morgan Chase & Co. SPA) (A-1+)
$7,700,000	2.60%	10/07/2005	$7,700,000
Grossmont-Cuyamaca Community College GO VRDN ROCS RR-II-R 6520 Series 2005 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
2,460,000	2.77	10/06/2005	2,460,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
14,100,000	2.69	10/05/2005	14,100,000
Los Angeles Community College GO VRDN P-Floats-PT 2585 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,285,000	2.77	10/06/2005	5,285,000
Los Angeles Community College GO VRDN ROCS RR-II-R 7002 Series 2005 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
9,975,000	2.77	10/06/2005	9,975,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
11,861,000	2.69	10/06/2005	11,861,000
Los Angeles County Housing Authority VRDN RB for Malibu Canyon Apartments Project Series 1985 B (FHLMC) (A-1+)
5,700,000	2.69	10/04/2005	5,700,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2001 B-1 (Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JP Morgan Chase & Co., Landesbank Baden-Wurttemberg, State Street Bank, and Westdeutsche Landesbank SPA) (A-1+/VMIG1)

2,400,000	2.67	10/06/2005	2,400,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2001 B-7 (Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JP Morgan Chase & Co., Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank SPA) (A-1+/VMIG1)

2,300,000	2.71	10/06/2005	2,300,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-5 (National Australia Bank, Fortis Lloyd’s) (A-1+/VMIG1)
4,700,000	2.68	10/06/2005	4,700,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-8 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA) (A-1+/VMIG1)
10,100,000	2.71	10/06/2005	10,100,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (Morgan Stanley SPA) (VMIG1)(a)
3,775,000	2.73	10/06/2005	3,775,000
Los Angeles Department Water & Power VRDN RB Merlots Series 2003 A 24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,100,000	2.76	10/05/2005	3,100,000
Los Angeles GO VRDN P-Floats-PT B 2324 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,960,000	2.77	10/06/2005	4,960,000
Los Angeles Metropolitan Transportation Authority Sales Tax Revenue Series 2005-1004 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+)(a)
2,725,000	2.78	10/06/2005	2,725,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Municipal Improvement Corp. CP Series 2004 (Bank of America LOC) (A-1+/P-1)
$4,000,000	2.60%	10/06/2005	$4,000,000
5,000,000	2.65	12/07/2005	5,000,000
2,500,000	2.60	01/11/2006	2,500,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 B34 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
15,195,000	2.76	10/05/2005	15,195,000
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,100,000	2.77	10/06/2005	5,100,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,365,000	2.76	10/05/2005	9,365,000
Los Angeles Unified School District GO VRDN Merlots Series 2004 B07 (MBIA) (Wachovia Bank N.A. SPA) (A-1)(a)
4,985,000	2.76	10/05/2005	4,985,000
Los Angeles Wastewater Systems CP Series 2003 (California State Teachers Retirement, State Street Bank and Westdeutsche Landesbank SPA) (A-1+)
5,000,000	2.68	12/08/2005	5,000,000
5,000,000	2.68	12/09/2005	5,000,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 2003-0033 A (FSA) (Citibank N.A. SPA) (A-1+)(a)
2,870,000	2.77	10/06/2005	2,870,000
Los Angeles Wastewater Systems VRDN RB Refunding Subseries 2001 B (FGIC) (FGIC Securities SPA) (A-1+/VMIG1)
2,000,000	2.15	12/15/2005	2,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,650,000	2.77	10/03/2005	1,650,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-3 (National Australia Bank SPA ) (A-1+/VMIG1)
8,900,000	2.77	10/03/2005	8,900,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
4,500,000	2.95	10/03/2005	4,500,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
4,600,000	2.78	10/03/2005	4,600,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2004 A-2 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,776,000	2.69	10/06/2005	5,776,000
MSR Public Power Agency VRDN RB for San Juan Project ROCS RR-II-R 335 Series 2005 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
2,000,000	2.77	10/06/2005	2,000,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1996 B (Bank of America N.A. SPA) (A-1+/VMIG1)
2,800,000	2.75	10/03/2005	2,800,000

GOLDMAN SACHS ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
$800,000	2.66%	10/06/2005	$800,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/VMIG1)
1,700,000	2.66	10/06/2005	1,700,000
Newport Mesa California Unified School District GO VRDN P-Floats-PT 2490 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,670,000	2.77	10/06/2005	6,670,000
Oakland Joint Powers Financing Authority VRDN RB P-Floats-PT 2873 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,200,000	2.77	10/06/2005	7,200,000
Orange County Apartment Development VRDN RB for Niguel Summit Series 1985 A (FHLMC) (VMIG1)
3,000,000	2.69	10/04/2005	3,000,000
Orange County Apartment Development VRDN RB for Seaside Meadows Series 1984 C (FHLMC) (VMIG1)
3,100,000	2.67	10/06/2005	3,100,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA) (A-1+)
4,635,000	2.69	10/05/2005	4,635,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (VMIG1)
7,600,000	2.69	10/06/2005	7,600,000
Orange County Sanitation District VRDN COPS Series 2005-1032 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
1,500,000	2.73	10/06/2005	1,500,000
Palo Alto Unified School District VRDN Municipal Sectors Trust Receipts Series 1997 SGA 53 (Societe Generale SPA) (A-1+)(a)
9,830,000	2.74	10/05/2005	9,830,000
Placentia-Yorba Linda University School District P-Floats-PT 1437 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,160,000	2.77	10/06/2005	5,160,000
Rancho Santiago Community College Unified District GO ROCS RR II-R 2181 Series 2005 (FSA) (Citigroup Global Markets SPA) (A-1+)(a)
2,810,000	2.77	10/06/2005	2,810,000
Roseville Unified School District GO ROCS RR III-R 2199 Series 2005 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
7,210,000	2.77	10/06/2005	7,210,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA) (A-1+)
6,000,000	2.69	10/06/2005	6,000,000
Sacramento County Housing Authority VRDN RB Refunding for Stone Creek Apartments Series 1997 (FNMA) (A-1+)
7,650,000	2.69	10/06/2005	7,650,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2005-1034 (MBIA) (JP Morgan Chase & Co. SPA) (A-1+)(a)
3,995,000	2.78	10/06/2005	3,995,000
Sacramento County Sanitation District Financing Authority VRDN RB Eagle Series 2004-0047 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	2.77	10/06/2005	4,000,000
Sacramento County Sanitation District Financing Authority VRDN RB Sublien for Sacramento Regional Series 2000 C (Bank of America N.A. LOC) (A-1+/VMIG1)
5,870,000	2.67	10/05/2005	5,870,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Sacramento County VRDN COPS for Administration Center & Courthouse Project Series 1990 (Bayerische Landesbank LOC) (A-1+/VMIG1)
$1,895,000	2.76%	10/06/2005	$1,895,000
San Bernardino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
16,600,000	2.69	10/06/2005	16,600,000
San Diego County Transportation Commission Sales Tax CP (JP Morgan Chase & Co. SPA) (A-1+)
3,500,000	2.48	10/11/2005	3,500,000
3,000,000	2.50	11/09/2005	3,000,000
San Diego County Water Authority CP (Bayerische Landesbank SPA) (A-1)
7,000,000	2.58	10/13/2005	7,000,000
3,500,000	2.58	10/14/2005	3,500,000
4,000,000	2.65	10/26/2005	4,000,000
5,000,000	2.68	10/27/2005	5,000,000
San Diego Unified School District TRANS Series 2005 A (SP-1+/MIG1)
3,000,000	4.00	07/24/2006	3,027,885
San Francisco City & County GO VRDN ROCS RR-II-R 6502 Series 2004 (MBIA) (Citibank N.A. LOC) (VMIG1)(a)
5,825,000	2.77	10/06/2005	5,825,000
San Francisco City & County P-Floats-PT 3033 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,290,000	2.77	10/06/2005	3,290,000
San Francisco Public Utilities Commission CP Series 2005 (Bank of America N.A.) (P-1)
5,000,000	2.68	11/14/2005	5,000,000
5,000,000	2.73	12/08/2005	5,000,000
San Francisco Transportation Authority CP Series 2005 A (Landesbank Baden-Wurttemberg SPA) (A-1+)
8,250,000	2.50	11/07/2005	8,250,000
Santa Clara Valley Water Authority CP (Westdeutsche Landesbank SPA) (A-1+)
2,611,000	2.65	11/08/2005	2,611,000
5,000,000	2.65	11/09/2005	5,000,000
Triunfo County Sanitation District VRDN RB Series 1994 (BNP Paribas LOC) (A-1)
3,610,000	2.84	10/05/2005	3,610,000
University of California Regents CP (A-1+)
4,000,000	2.57	10/11/2005	4,000,000
University of California VRDN RB Eagle Series 2005-0006 A (AMBAC) (Citibank N.A.) (A-1+)(a)
2,445,000	2.77	10/06/2005	2,445,000
University of California VRDN RB Municipal Sectors Trust Receipts SGB-57 Series 2005 A (AMBAC) (Societe Generale SPA) (A-1+)(a)
12,815,000	2.77	10/06/2005	12,815,000
University of California VRDN RB P-Floats-PT 1859 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,595,000	2.77	10/06/2005	6,595,000
Westlands Water District Revenue COP Series 2005 B (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
4,000,000	2.67	10/05/2005	4,000,000
Yosemite Community College District VRDN P-Floats-PT 2748 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,870,000	2.77	10/06/2005	5,870,000

			$544,027,461

GOLDMAN SACHS ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

TOTAL INVESTMENTS—99.7%	$544,027,461

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2005, these securities amounted to $198,755,000 or approximately 36.5% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Statement of Investments
September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for the U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ILA TAX-EXEMPT NEW YORK PORTFOLIO

Statement of Investments
September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—97.3%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA)(VMIG1)(a)
$3,000,000	2.76%	10/06/2005	$3,000,000
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Bank SPA)(A-1+/VMIG1)
5,020,000	2.75	10/05/2005	5,020,000
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Series 2001-A1 (Fleet National Bank LOC) (A-1+/VMIG1)
2,650,000	2.75	10/05/2005	2,650,000
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Series 2005-A (Depfa Bank PLC LOC) (A-1+/VMIG1)
2,400,000	2.79	10/03/2005	2,400,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
6,600,000	2.76	10/05/2005	6,600,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2B (Bayerische Landesbank LOC)(A-1+/VMIG1)
4,500,000	2.79	10/03/2005	4,500,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B (Westdeutsche Landesbank LOC)(A-1+/VMIG1)
1,850,000	2.80	10/03/2005	1,850,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 (FSA)(Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.78	10/06/2005	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2305 (FSA)(Citibank N.A. SPA) (A-1+)(a)
3,000,000	2.78	10/06/2005	3,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A6023 (MBIA)(Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.78	10/06/2005	5,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,980,000	2.76	10/05/2005	2,980,000
Metropolitan Transportation Authority VRDN RB Series 2005 P2533 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,515,000	2.78	10/05/2005	3,515,000
Metropolitan Transportation Authority VRDN RB Series 2005-1042 (AMBAC) (Morgan Stanley LOC) (F1+)(a)
2,000,000	2.76	10/06/2005	2,000,000
Municipal Assistance Corp. RB Series 1997 L (Aaa/AAA)
1,530,000	6.00	07/01/2006	1,568,214
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JP Morgan Chase & Co. SPA) (A-1+)
9,990,000	2.79	10/03/2005	9,990,000
New York City Civic Facility IDA VRDN RB for Ethical Culture School Project Series 2005 A (XLCA)(Dexia Credit Local SPA) (A-1+)
4,165,000	2.75	10/06/2005	4,165,000
New York City GO VRDN Merlots Series 2004 C-09 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,310,000	2.76	10/05/2005	6,310,000
New York City GO VRDN ROC II-R-22 Series 2000 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
4,000,000	2.78	10/06/2005	4,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City GO VRDN ROCS RR-II-R 251A Series 2003 (Citigroup Global Markets LOC) (Citibank N.A. SPA) (VMIG1)(a)
$2,000,000	2.82%	10/06/2005	$2,000,000
New York City GO VRDN Series 1993 E5 (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
1,900,000	2.72	10/03/2005	1,900,000
New York City GO VRDN Series 2003 A-3 (BNP Paribas LOC) (A-1+/VMIG1)
1,400,000	2.74	10/05/2005	1,400,000
New York City GO VRDN Series 2004 H-7 (KBC Bank NV LOC) (A-1/VMIG1)
1,100,000	2.79	10/03/2005	1,100,000
New York City Housing Development Corp. VRDN MF Hsg. RB Mortgage for 90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
9,400,000	2.77	10/05/2005	9,400,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-2 Gold Street Series 2003 A (Fleet National Bank LOC) (A-1+)
16,000,000	2.77	10/05/2005	16,000,000
New York City Municipal Water Finance Authority CP Series 5 (Westdeutsche Landesbank/Bayerische Landesbank SPA) (A-1+/P-1)
3,500,000	2.72	12/22/2005	3,500,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA)
1,500,000	2.78	12/22/2005	1,500,000
New York City Municipal Water Finance Authority VRDN RB for Water and Sewer System Series 2005 (Morgan Stanley SPA) (A-1)(a)
2,000,000	2.76	10/06/2005	2,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts SGB 27 Series 1997 (FSA) (Societe Generale SPA)(A-1+)(a)
2,500,000	2.78	10/06/2005	2,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1327 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
3,000,000	2.78	10/06/2005	3,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PT 1289 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
2,000,000	2.78	10/05/2005	2,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PT 2443 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
3,895,000	2.78	10/05/2005	3,895,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA) (A-1+)(a)
3,890,000	2.78	10/06/2005	3,890,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
2,840,000	2.74	10/05/2005	2,840,000

GOLDMAN SACHS ILA TAX-EXEMPT NEW YORK PORTFOLIO

Statement of Investments (continued)
September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2002 C2 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$1,000,000	2.79%	10/03/2005	$1,000,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
1,150,000	2.79	10/03/2005	1,150,000
New York City Transitional Finance Authority VRDN RB for Recovery Subseries 2002 3H (Royal Bank of Canada SPA) (A-1+/VMIG1)
4,100,000	2.79	10/03/2005	4,100,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29(Wachovia Bank N.A. SPA) (VMIG1)(a)
1,895,000	2.76	10/05/2005	1,895,000
New York City Transitional Finance Authority VRDN RB Series 2002 2A (Dexia Credit Local LOC) (A-1+/VMIG1)
2,000,000	2.80	10/03/2005	2,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JP Morgan Chase & Co. SPA) (A-1+)
5,800,000	2.75	10/06/2005	5,800,000
New York City Trust Cultural Resources VRDN RB P-Floats-PA 1302 Series 2005 (FGIC)(Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,835,000	2.78	10/06/2005	5,835,000
New York State Dormitory Authority CP for Columbia University Series 2002 C (VMIG1)
1,000,000	2.50	11/07/2005	1,000,000
New York State Dormitory Authority CP for Cornell University Series 2005 (A-1+)
5,000,000	2.68	12/08/2005	5,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
4,485,000	2.79	10/03/2005	4,485,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 for Yeshiva University Series 2004 (AMBAC) (Citigroup Global Markets SPA) (VMIG1)(a)
2,490,000	2.78	10/06/2005	2,490,000
New York State Energy Research & Development Authority VRDN RB for Con Edison Series A-2 (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
3,600,000	2.76	10/05/2005	3,600,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank/Landesbank Hessen-Thueringen LOC) (A-1+)
5,000,000	2.55	10/06/2005	5,000,000
4,000,000	2.55	10/14/2005	4,000,000
4,000,000	2.57	10/25/2005	4,000,000
New York State Environmental Facilities Corp. VRDN RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank N.A. SPA) (A-1+)(a)
700,000	2.78	10/06/2005	700,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Merlots Series 2004 B-20 (Wachovia Bank N.A. SPA) (A-1)(a)
5,390,000	2.76	10/05/2005	5,390,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley LOC)(a)
2,000,000	2.76	10/06/2005	2,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State GO VRDN for Environmental Quality Series 1998 G (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
$2,000,000	2.95%	08/03/2006	$2,000,000
New York State GO VRDN Series 2000 A (Dexia Credit LOC) (A-1+/VMIG1)
1,890,000	1.80	10/07/2005	1,890,000
New York State Housing Finance Agency VRDN RB AMT for Tribeca Park Series 1997 A (FNMA) (VMIG1)
2,000,000	2.80	10/05/2005	2,000,000
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Series 2003 A (FHLMC) (VMIG1)
16,200,000	2.75	10/05/2005	16,200,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
16,200,000	2.75	10/05/2005	16,200,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
7,550,000	2.76	10/05/2005	7,550,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
10,320,000	2.73	10/05/2005	10,320,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
5,600,000	2.75	10/05/2005	5,600,000
New York State Housing Finance Agency VRDN RB for North End Avenue Housing Authority Series 2004 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
4,700,000	2.76	10/05/2005	4,700,000
New York State Local Government Assistance Corp. VRDN RB Merlots Series 2003 A06 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,125,000	2.76	10/05/2005	5,125,000
New York State Power Authority CP Series 2 (Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase & Co., Landesbank Baden-Wurttemberg, State Street Bank and Wachovia Bank LOC) (A-1/P-1)

2,000,000	2.50	11/07/2005	2,000,000
4,000,000	2.65	11/09/2005	4,000,000
3,000,000	2.75	12/07/2005	3,000,000
3,000,000	2.60	01/10/2006	3,000,000
4,000,000	2.60	01/11/2006	4,000,000
New York State Thruway Authority RB Series 2002 A (AA/A1)
1,000,000	5.00	03/15/2006	1,009,514
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Repair Series 2002 (AA-/A2)
1,500,000	5.00	04/01/2006	1,516,114
New York State Thruway Authority VRDN RB P-Floats-PA 1328 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,000,000	2.78	10/06/2005	5,000,000
New York State Thruway Authority VRDN RB P-Floats-PT 2663 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,230,000	2.78	10/06/2005	5,230,000

GOLDMAN SACHS ILA TAX-EXEMPT NEW YORK PORTFOLIO

Statement of Investments (continued)
September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Thruway Authority VRDN RB Series 2005 CL-A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
$3,000,000	2.78%	10/06/2005	$3,000,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(a)
1,600,000	2.78	10/06/2005	1,600,000
Northport-East Union Free School District GO TANS Series 2005 (MIG1)
2,500,000	4.00	06/30/2006	2,522,557
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,370,000	2.75	10/05/2005	1,370,000
Orange County GO VRDN Series 2005-885 (JP Morgan Chase & Co. SPA) (VMIG1)(a)
2,700,000	2.78	10/06/2005	2,700,000
Port Authority of New York & New Jersey CP Series 2005 B (Bank of Nova Scotia, JP Morgan Chase & Co. and Lloyds TSB Bank PLC SPA) (A-1+/P-1)
5,000,000	2.50	11/07/2005	5,000,000
3,110,000	2.57	11/08/2005	3,110,000
1,615,000	2.50	11/09/2005	1,615,000
3,000,000	2.68	12/08/2005	3,000,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 319 Series 2004 (Citibank N.A.) (A-1+/VMIG1)(a)
2,995,000	2.78	10/06/2005	2,995,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1+/VMIG1)
3,425,000	2.75	10/06/2005	3,425,000
Three Village Central School District of Brookhaven & Smithtown GO TANS Series 2005 (MIG1)
2,000,000	3.75	06/30/2006	2,016,120
Tompkins County IDA VRDN RB for Ithaca College Project Series 2004 (XCLA) (Bank of America SPA) (VMIG1)
4,000,000	2.78	10/06/2005	4,000,000
Tompkins County IDA VRDN RB for Ithaca College Project Series 2005 B (XCLA) (HSBC Bank N.A. SPA) (VMIG1)
3,000,000	2.80	10/06/2005	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2004 922 (Morgan Stanley SPA) (F1+)(a)
5,600,000	2.76	10/06/2005	5,600,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,990,000	2.76	10/05/2005	2,990,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2003 B (Dexia Credit Local SPA) (A-1+/VMIG1)
4,000,000	2.75	10/05/2005	4,000,000
Westchester County New York Individual Development Agency Levister Redevelopment Co., LLC VRDN RB AMT Series 2001 B (Bank of New York LOC) (VMIG1)
3,000,000	2.80	10/06/2005	3,000,000
William Floyd Union Free School District of the Mastics-Moriches-Shirley TANS Series 2005 (SP-1+)
2,000,000	4.00	06/27/2006	2,018,646

			$347,221,165

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico—2.3%

Puerto Rico Industrial Tourist Educational VRDN RB AMT for Bristol-Myers Squibb Project Series 2000 (P-1)
$8,300,000	2.79%	10/06/2005	$8,300,000

TOTAL INVESTMENTS—99.6%			$355,521,165

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2005, these securities amounted to $106,640,000 or approximately 29.9% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS ILA TAX-EXEMPT NEW YORK PORTFOLIO

Statement of Investments
September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for the U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Act”), were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 28, 2005

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.